UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                             as of July 31, 2016 (Unaudited)

Deutsche Strategic Government Securities Fund

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 89.6%
Federal Home Loan Mortgage Corp.:
3.5%, 6/1/2046	10,969,658	11,646,031
7.0%, 10/1/2038	222,347	246,667
Federal National Mortgage Association, 4.0%, 9/1/2040	888,216	962,686
Government National Mortgage Association:
3.0%, with various maturities from 9/15/2042 until 5/20/2046 (a)	254,207,461	267,120,256
3.5%, with various maturities from 11/20/2041 until 5/20/2046 (a)	177,247,902	189,108,186
4.0%, with various maturities from 8/20/2030 until 3/15/2046	77,754,076	84,473,290
4.49%, 6/15/2041	1,046,940	1,154,264
4.5%, with various maturities from 6/20/2033 until 4/15/2046	63,727,293	70,103,204
4.55%, 1/15/2041	1,971,160	2,168,013
5.0%, with various maturities from 3/20/2029 until 7/20/2041	79,363,270	89,171,115
5.5%, with various maturities from 12/15/2024 until 5/20/2041	91,387,538	103,620,880
6.0%, with various maturities from 11/15/2028 until 2/20/2039	67,026,037	77,999,129
6.5%, with various maturities from 6/20/2032 until 3/20/2039	11,095,461	12,915,590
7.0%, with various maturities from 9/15/2035 until 2/15/2039	2,449,410	2,794,431
7.5%, with various maturities from 1/20/2027 until 6/20/2031	6,436	7,914
Total Mortgage-Backed Securities Pass-Throughs (Cost $890,252,073)		913,491,656
Commercial Mortgage-Backed Securities 0.9%
FHLMC Multifamily Structured Pass-Through Certificates:
"A2", Series KJ02, 2.597%, 9/25/2020	1,450,000	1,506,553
"A2", Series K050, 3.334%, 8/25/2025	6,710,000	7,443,383
Total Commercial Mortgage-Backed Securities (Cost $8,375,748)		8,949,936
Collateralized Mortgage Obligations 20.0%
Fannie Mae Whole Loan, "IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037	424,458	37,250
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	280,426	258,771
"CO", Series 3820, Principal Only, Zero Coupon, 3/15/2041	663,406	661,251
"PT", Series 3586, 1.846% **, 2/15/2038	2,238,030	2,093,235
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	628,338	23,141
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	7,129,854	400,731
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025	1,194,361	71,711
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	1,489,487	79,913
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	1,471,203	97,598
"GI", Series 3985, Interest Only, 3.0%, 10/15/2026	791,675	53,268
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	1,176,315	96,264
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027	5,150,710	469,972
"CZ", Series 4113, 3.0%, 9/15/2042	2,694,556	2,776,692
"DA", Series 4552, 3.5%, 1/15/2043	9,353,141	9,798,518
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	5,436,721	508,569
"C25", Series 304, Interest Only, 4.0%, 10/15/2041	12,677,604	1,959,032
"C1", Series 329, Interest only, 4.0%, 12/15/2041	19,585,032	2,972,699
"ZC", Series 4158, 4.0%, 1/15/2043	625,601	622,301
"UZ", Series 4339, 4.0%, 2/15/2054	4,203,896	4,427,814
"UA", Series 4298, 4.0%, 2/15/2054	2,768,955	2,825,746
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023	7,288	0
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	6,508,677	446,999
"C32", Series 303, Interest Only, 4.5%, 12/15/2042	19,057,073	3,405,489
"C28", Series 303, Interest only, 4.5%, 1/15/2043	24,522,444	4,505,257
"57", Series 256, Interest Only, 5.0%, 3/15/2023	416,525	23,496
"SY", Series 3035, Interest Only, 5.619% *, 9/15/2035	542,903	74,373
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	189,255	37,875
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	1,133,162	104,572
"IJ", Series 4472, Interest Only, 6.0%, 11/15/2043	8,361,017	1,812,818
"SG", Series 3033, Interest Only, 6.169% *, 9/15/2035	839,277	127,582
"SP", Series 4047, Interest Only, 6.169% *, 12/15/2037	5,575,263	583,330
"JS", Series 3572, Interest Only, 6.319% *, 9/15/2039	1,184,416	182,289
"A", Series 172, Interest Only, 6.5%, 1/1/2024	93,158	14,254
"C22", Series 324, Interest Only, 6.5%, 4/15/2039	10,239,867	2,423,711
"SB", Series 2742, Interest Only, 6.519% *, 1/15/2019	430,162	22,782
"SN", Series 3175, Interest Only, 6.669% *, 6/15/2036	1,802,217	362,352
Federal National Mortgage Association:
"1", Series 17, Principal Only, Zero Coupon, 5/25/2017	18	18
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	1,323,554	57,392
"IB", Series 2013-35, Interest Only, 3.0%, 4/25/2033	9,299,361	1,456,616
"LA", Series 2013-30, 3.0%, 3/25/2043	2,000,000	2,021,817
"Z", Series 2013-44, 3.0%, 5/25/2043	3,001,319	3,023,297
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	1,365,656	26,861
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	2,038,437	32,513
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	6,632,918	984,450
"LZ", Series 2013-6, 3.5%, 2/25/2043	828,376	916,568
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025	759,740	19,925
"4", Series 406, Interest Only, 4.0%, 9/25/2040	4,330,643	606,491
"C2", Series 410, Interest Only, 4.0%, 4/25/2042	4,537,218	741,339
"ZM", Series 2012-63, 4.0%, 6/25/2042	1,232,696	1,330,688
"25", Series 351, Interest Only, 4.5%, 5/25/2019	432,977	18,515
"CZ", Series 2011-99, 4.5%, 10/25/2041	13,667,059	16,263,464
"ZP", Series 2011-123, 4.5%, 12/25/2041	3,202,604	3,957,292
"21", Series 334, Interest Only, 5.0%, 3/25/2018	289,351	7,752
"20", Series 334, Interest Only, 5.0%, 3/25/2018	228,200	6,089
''23", Series 339, Interest Only, 5.0%, 6/25/2018	221,062	6,216
"27", Series 351, Interest Only, 5.0%, 4/25/2019	388,558	17,660
"26", Series 381, Interest Only, 5.0%, 12/25/2020	123,847	8,261
"IO", Series 2016-26, Interest Only, 5.0%, 5/25/2046	21,970,057	4,011,025
"KT", Series 2007-32, 5.5%, 4/25/2037	599,696	673,453
"UI", Series 2010-126, Interest only, 5.5%, 10/25/2040	9,733,496	1,771,021
"IO", Series 2014-70, Interest Only, 5.5%, 10/25/2044	11,382,327	2,450,379
"BI", Series 2015-97, Interest Only, 5.5%, 1/25/2046	9,831,120	1,722,366
"PJ", Series 2004-46, Interest Only, 5.512% *, 3/25/2034	1,488,317	218,147
"HS", Series 2009-87, Interest Only, 5.662% *, 11/25/2039	3,573,736	662,520
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	1,958,049	124,099
"PI", Series 2006-20, Interest Only, 6.192% *, 11/25/2030	2,851,809	412,218
"SA", Series 2005-17, Interest Only, 6.212% *, 3/25/2035	1,218,677	200,351
"SI", Series 2007-23, Interest Only, 6.282% *, 3/25/2037	1,350,199	245,283
"SJ", Series 2007-36, Interest Only, 6.282% *, 4/25/2037	889,475	151,464
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,000,000	289,356
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	571,603	481,322
"GZ", Series 2015-64, 2.0%, 5/20/2045	4,606,145	3,735,518
"PB", Series 2012-90, 2.5%, 7/20/2042	3,000,000	2,904,185
"HX", Series 2012-91, 3.0%, 9/20/2040	4,080,249	4,199,653
"BZ", Series 2013-79, 3.0%, 5/20/2043	4,398,114	4,481,706
"LZ", Series 2013-180, 3.0%, 11/16/2043	9,520,885	9,978,216
"WZ", Series 2014-99, 3.0%, 7/16/2044	4,094,128	4,212,568
"MT", Series 2015-92, 3.0%, 1/20/2045	5,000,000	5,203,962
"PY", Series 2015-123, 3.0%, 9/20/2045	4,688,000	4,911,961
"GU", Series 2016-5, 3.0%, 1/20/2046	5,017,000	5,190,254
"AC", Series 2016-19, 3.0%, 2/20/2046	3,114,000	3,261,034
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029	6,271,738	567,297
"PI", Series 2012-47, Interest Only, 3.5%, 12/20/2039	9,323,537	496,583
"JI", Series 2013-10, Interest only, 3.5%, 1/20/2043	10,336,528	1,441,686
"ID", Series 2013-70, Interest only, 3.5%, 5/20/2043	4,630,038	690,518
"EP", Series 2013-147, 3.625%, 12/20/2039	5,669,000	6,389,529
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040	21,858,660	1,948,990
"Z", Series 2014-4, 4.0%, 1/20/2044	6,077,429	6,898,283
"LZ", Series 2014-44, 4.0%, 3/16/2044	3,628,812	4,263,125
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	5,825,949	543,496
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	763,756	28,509
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	425,974	11,386
"CI", Series 2011-111, Interest Only, 4.5%, 11/20/2037	303,049	3,208
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039	1,172,394	58,583
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	4,342,123	494,206
"Z", Series 2010-169, 4.5%, 12/20/2040	5,733,909	6,232,560
"ZV", Series 2011-73, 4.5%, 5/20/2041	10,089,615	11,342,172
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043	4,891,125	518,808
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	3,247,026	380,219
"ZB", Series 2004-31, 5.0%, 4/20/2034	5,170,864	5,679,460
"ZA", Series 2006-47, 5.0%, 8/16/2036	8,738,258	9,907,953
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038	664,841	25,874
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	414,334	23,155
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	320,020	15,355
"MI", Series 2004-38, Interest Only, 5.5%, 11/20/2033	649,100	45,287
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	459,028	23,540
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039	253,858	18,714
"IA", Series 2012-64, Interest Only, 5.5%, 5/16/2042	4,912,555	1,005,930
"SH", Series 2010-14, Interest Only, 5.518% *, 2/16/2040	11,908,520	1,958,149
"BS", Series 2011-93, Interest Only, 5.618% *, 7/16/2041	11,673,156	2,025,868
"SA", Series 2012-84, Interest Only, 5.814% *, 12/20/2038	5,993,079	526,683
"AV", Series 2010-14, Interest Only, 5.818% *, 2/16/2040	3,049,912	541,152
"AI", Series 2007-38, Interest Only, 5.978% *, 6/16/2037	828,347	127,250
"BZ", Series 2004-46, 6.0%, 6/20/2034	799,904	900,482
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	328,110	65,558
"QA", Series 2007-57, Interest Only, 6.014% *, 10/20/2037	1,080,181	196,545
"SL", Series 2009-100, Interest Only, 6.018% *, 5/16/2039	1,132,445	103,008
"SL", Series 2007-26, Interest Only, 6.318% *, 5/16/2037	2,650,582	525,779
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	570,710	122,356
"SB", Series 2014-81, 14.534% **, 6/20/2044	318,058	436,274
Total Collateralized Mortgage Obligations (Cost $195,367,031)		203,940,470
Government & Agency Obligations 11.5%
Sovereign Bonds 0.5%
Province of British Columbia Canada, 2.25%, 6/2/2026	5,250,000	5,420,688
U.S. Government Sponsored Agency 1.1%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032	7,200,000	11,032,308
U.S. Treasury Obligations 9.9%
U.S. Treasury Bills:
0.345% ***, 8/11/2016 (b)	1,770,000	1,769,929
0.35% ***, 12/1/2016 (b)	273,000	272,729
0.44% ***, 12/1/2016 (b)	460,000	459,543
U.S. Treasury Notes:
1.0%, 8/31/2016 (c) (d)	15,000,000	15,009,900
1.125%, 6/30/2021 (d)	10,400,000	10,444,283
2.625%, 11/15/2020	68,400,000	73,105,167
		101,061,551
Total Government & Agency Obligations (Cost $116,308,106)		117,514,547
	Contract Amount	Value ($)
Put Options Purchased 0.0%
Options on Mortgage-Backed Securities - TBAs
30 Year-GNSF, 3.5%, Expiration Date 8/11/2016, Strike Price $105.016 (Cost $88,594)	54,000,000	481
	Shares	Value ($)
Securities Lending Collateral 2.3%
Daily Assets Fund "Capital Shares", 0.50% (e) (f) (Cost $23,670,338)	23,670,338	23,670,338
Cash Equivalents 4.1%
Deutsche Central Cash Management Government Fund, 0.38% (e) (Cost $41,331,487)	41,331,487	41,331,487
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,275,393,377) †	128.4	1,308,898,915
Other Assets and Liabilities, Net	(28.4)	(289,626,680)
Net Assets	100.0	1,019,272,235

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	These securities are shown at their current rate as of July 31, 2016.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2016.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $1,275,840,503. At July 31, 2016, net unrealized appreciation for all securities based on tax cost was $33,058,412. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $42,510,093 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,451,681.
(a)	When-issued or delayed delivery security included.
(b)	At July 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At July 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(d)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2016 amounted to $23,182,667, which is 2.3% of net assets.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
GNSF: Government National Single Family
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
3 Month Euro Euribor Interest Rate	EUR	6/19/2017	16	4,487,654	2,209
3 Month Euro Swiss Franc (Euroswiss) Interest Rate	CHF	6/19/2017	17	4,424,087	2,603
3 Month Euroyen	JPY	6/19/2017	19	4,657,127	(3,054)
90 Day Eurodollar Time Deposit	USD	6/19/2017	17	4,212,175	9,131
90 Day Sterling Interest Rate	GBP	6/21/2017	24	3,958,835	14,257
ASX 90 Day Bank Accepted Bills	AUD	6/8/2017	24	18,163,559	3,581
U.S. Treasury Long Bond	USD	9/21/2016	161	28,084,438	1,867,504
Ultra 10 Year U.S. Treasury Note	USD	9/21/2016	197	28,802,016	328,944
Total net unrealized appreciation					2,225,175

At July 31, 2016, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/21/2016	182	24,214,531	(31,647)
2 Year U.S. Treasury Note	USD	9/30/2016	597	130,743,000	(94,452)
5 Year U.S. Treasury Note	USD	9/30/2016	601	73,331,391	(186,080)
Ultra Long U.S. Treasury Bond	USD	9/21/2016	196	37,344,125	(2,091,329)
Total unrealized depreciation					(2,403,508)

At July 31, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

11/12/2015 11/12/2045	26,100,000	Fixed — 2.761%	Floating — 3-Month LIBOR	(6,727,155)	(6,737,184)
6/15/2016 6/15/2046	29,300,000	Fixed — 2.5%	Floating — 3-Month LIBOR	(5,677,867)	(3,219,401)
9/16/2015 9/17/2017	80,000,000	Fixed — 1.0%	Floating — 3-Month LIBOR	(387,184)	(503,289)
12/16/2015 12/16/2025	25,640	Fixed — 2.5%	Floating — 3-Month LIBOR	(2,792)	(2,234)
9/16/2015 9/16/2045	15,200,000	Fixed — 3.0%	Floating — 3-Month LIBOR	(4,885,979)	(4,534,636)
12/16/2015 12/16/2045	6,000,000	Fixed — 2.5%	Floating — 3-Month LIBOR	(1,150,665)	(1,757,474)
6/17/2015 6/17/2045	46,000,462	Floating — 3-Month LIBOR	Fixed — 2.5%	8,730,649	8,690,788
12/16/2015 12/16/2045	26,881,894	Floating — 3-Month LIBOR	Fixed — 2.569%	5,617,501	5,617,501
Total net unrealized depreciation				(2,445,929)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at July 31, 2016 is 0.76%.
At July 31, 2016, open total return swap contracts were as follows:

Bilateral Swaps
Expiration Date	Notional Amount ($)	Fixed Cash Flows Received	Pay/Receive Return of the Reference Index	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

1/12/2041	15,285,276[1]	4.0%	Markit IOS. INDEX FN30.400.10	26,826	—	26,826
1/12/2041	15,285,276[2]	4.0%	Markit IOS. INDEX FN30.400.10	26,826	—	26,826
Total unrealized appreciation					53,652

Counterparties:
1	Credit Suisse
2	Goldman Sachs & Co.

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Mortgage-Backed Securities Pass-Throughs	$—	$913,491,656	$—	$913,491,656
Commercial Mortgage-Backed Securities	—	8,949,936	—	8,949,936
Collateralized Mortgage Obligations	—	203,940,470	—	203,940,470
Government & Agency Obligations	—	117,514,547	—	117,514,547
Short-Term Investments (g)	65,001,825	—	—	65,001,825
Derivatives (h)
Purchased Options	$—	$—	$481	$481
Futures Contracts	2,228,229	—	—	2,228,229
Interest Rate Swap Contracts	—	14,308,289	—	14,308,289
Total Return Swap Contracts	—	53,652	—	53,652
Total	$67,230,054	$1,258,258,550	$481	$1,325,489,085
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(2,406,562)	$—	$—	$(2,406,562)
Interest Rate Swap Contracts	—	(16,754,218)	—	(16,754,218)
Total	$(2,406,562)	$(16,754,218)	$—	$(19,160,780)

There have been no transfers between fair value measurement levels during the period ended July 31, 2016.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$ (178,333)	$ (2,392,277)	$ (88,113)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Government Securities Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2016